Earnings Per Share (Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Income/(loss) from continuing operations		$ 234,046,000	$ 37,821,000	$ (15,500,000)
Income/(loss) from discontinued operations, net of tax	[1]	0	548,000	148,000
Net income/(loss)		234,046,000	38,369,000	(15,352,000)
Net income attributable to noncontrolling interest		11,527,000	11,465,000	11,464,000
Net income/(loss) attributable to controlling interest		222,519,000	26,904,000	(26,816,000)
Preferred stock dividends		6,200,000	5,838,000	0
Net income/(loss) available to common shareholders		216,319,000	21,066,000	(26,816,000)
Net income/(loss) from continuing operations available to common shareholders		$ 216,319,000	$ 20,518,000	$ (26,964,000)

[1]	Due to the nature of the preferred stock issued by FHN and its subsidiar ies , all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.